STAFF COSTS - Number of shares in TORM plc (Details) - Long term incentive plan	12 Months Ended
	Dec. 31, 2022 EquityInstruments shares	Dec. 31, 2021 EquityInstruments shares	Dec. 31, 2020 EquityInstruments shares
STAFF COSTS
Outstanding 01 January	2,372,900	2,187,500	2,228,300
Granted during the period	1,393,000.0	1,355,100	1,047,400
Exercised during the period	(1,078,000.0)	(409,400)	(107,700)
Expired/forfeited during the period | shares	(263,800)	(760,300)	(980,500)
Outstanding 31 December	2,424,000.0	2,372,900	2,187,500